Concentrations of Risks	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Concentrations of Risks [Abstract]
Concentrations of risks

Note 15 – Concentrations of risks

(a)	Major customers

For the three and nine months ended March 31, 2024 and 2023, no customer accounted for 10.0% or more of the Company’s total revenues.

As of March 31, 2024, four customers account for approximately 18.2%, 16.9%, 16.1%, and 10.7% of the total balance of accounts receivable, respectively. As of June 30, 2023, two customers account for approximately 24.6% and 24.6% of the total balance of accounts receivable, respectively.

(b)	Major vendors

For the three months ended March 31, 2024, three vendors accounted for approximately 63.1%, 15.4%, and 14.2% of the Company’s total purchases. For the three months ended March 31, 2023, two vendors accounted for approximately 59.4% and 35.5% of the Company’s total purchases.

For the nine months ended March 31, 2024, two vendors accounted for approximately 51.7% and 35.1% of the Company’s total purchases. For the nine months ended March 31, 2023, two vendors accounted for approximately 56.7% and 38.5% of the Company’s total purchases.

As of March 31, 2024, two vendors accounted for approximately 57.6%, and 13.0% of the total balance of accounts payable. As of June 30, 2023, one vendor accounted for 91.0% of the total balance of accounts payable.

(c)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of March 31, 2024 and June 30, 2023, $306,532 and $4,593,634 were deposited with financial institutions or fund received from customer being held in third party platform’s fund account, and $96,662 and $2,458,638 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its accounts receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an provision for estimated credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

Note 13 – Concentrations of risks

(a) Major customers

For the years ended June 30, 2023 and 2022, no customer accounted for 10.0% or more of the Company’s total revenues.

As of June 30, 2023, two customers account for approximately 24.6% and 24.6% of the total balance of accounts receivable, respectively. As of June 30, 2022, no customer account for 10.0% or more of the total balance of accounts receivable.

(b) Major vendors

For the years ended June 30, 2023, two vendors accounted for approximately 62.5% and 32.7% of the Company’s total purchases. For the year ended June 30, 2022 one vendor accounted for approximately 95.0% of the Company’s total purchases.

As of June 30, 2023, one vendor accounted for 91.0% of the total balance of accounts payable. As of June 30, 2022, three vendors accounted for approximately 45.0%, 22.9%, and 10.9% of the total balance of accounts payable, respectively.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2023 and 2022, $4,593,634 and $1,845,232 were deposited with financial institutions or fund received from customer being held in third party platform’s fund account, and $2,458,638 and $1,759,715 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its accounts receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.